Share-based compensation plans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) shares Number_employees $ / shares	Dec. 31, 2021 CAD ($) shares Number_employees $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options held | shares	3,053,571	3,162,415
Options exercisable - Weighted average exercisable price	$ 15.75	$ 16.85
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares | shares	43,017,198
Outstanding shares | shares	30,538,777
Weighted average share price, exercise date	$ 23.96	$ 22.09
Expiration period for share-based payment arrangement	8 years
Stock Option Plan [member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Stock Option Plan [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	three-year vesting period
Stock options held | shares	1,255,255	1,495,709
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 30.69
Vesting term for share-based payment arrangement	3 years
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The RSUs carry vesting periods of one to three years
Stock options held | shares	1,131,493	1,081,783
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 30.69
Restricted Share Unit Plan [member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Restricted Share Unit Plan [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased
Employers contribution per employee	Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan
Number of participants | Number_employees	2,603	2,301
Total number of shares purchased | shares	116,530	149,822
Total amount of employer's contribution | $	$ 3,541,000	$ 3,301,000
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	Each DSU fully vests upon award
Stock options held | shares	547,304	579,362
Description of method of settlement for share-based payment arrangement	60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	vest over three years and expire eight years from the date granted
Stock options held | shares	94,135	173,835
Options exercisable - Weighted average exercisable price	$ 12.55	$ 13.88
Weighted average share price, exercise date	$ 20.22
Vesting term for share-based payment arrangement	3 years
Expiration period for share-based payment arrangement	8 years
Phantom Stock Option Plan [member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range	$ 11.32	11.32
Phantom Stock Option Plan [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range	$ 19.30	$ 26.81
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The PRSUs carry vesting periods of one to three years
Stock options held	21,148	16,027
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 30.69
Phantom Restricted Share Unit Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Phantom Restricted Share Unit Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 59,577,000	$ 61,030,000